Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

As an early stage company, we have limited operations and our business activity to date has been identifying and permitting real estate and renewable energy projects, and have not yet adopted formal cybersecurity risk management programs or formal processes for assessing cybersecurity risks. We understand the importance of managing material risks from cybersecurity threats and are committed, as part of our continuing growth, to implementing and maintaining an adequate information security program to manage such risks and safeguard our systems and data.

We currently manage our cybersecurity risk through a variety of practices that are applicable to all users of our information technology and information assets, including our contractors. We use a combination of technology, policies, training, and monitoring to promote security awareness and prevent security incidents.

Due to the early stage of development of our projects, we believe have limited exposure to cyber threats other than emails and project data storage. Financial transactions are enabled through well-established financial institutions and accounting and employee information storage are outsourced to an external service providers.

We have not, as of the date of this report, experienced a cybersecurity threat or incident in the last three years, that materially affected or is reasonably likely to affect our business, results of operations, or financial condition. However, there can be no guarantee that we will not experience such an incident in the future. Refer to our risk factor "The Company is exposed to information systems and cybersecurity risks" on page 10.

Cybersecurity Risk Management Processes Integrated [Flag]	false
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have not, as of the date of this report, experienced a cybersecurity threat or incident in the last three years, that materially affected or is reasonably likely to affect our business, results of operations, or financial condition.
Cybersecurity Risk Role of Management [Text Block]	We currently manage our cybersecurity risk through a variety of practices that are applicable to all users of our information technology and information assets, including our contractors. We use a combination of technology, policies, training, and monitoring to promote security awareness and prevent security incidents.